Segment Reporting - Schedule of Segment Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 78,937,541	$ 51,368,289
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	69,308,586	40,119,176
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	9,557,042	8,960,085
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 71,913	$ 2,289,028